Fair Value Measurements (Details) - Schedule of Fair Value of Liabilities - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 14, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period			$ 200,000	$ 3,000	$ 3,000
Conversion to equity							$ 3,204
Fair value at the end of the period	$ 345,000		345,000		200,000	$ 3,000
SAFE [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period				0	0	3,204,000
Issuance						0
Change in fair value						0
Conversion to equity						(3,204,000)
Fair value at the end of the period						0
Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the period	281,000	$ 2,000	200,000	3,000	3,000	0
Issuance	0	111,000	0	111,000	111,000	1,020,000
Change in fair value	64,000	(2,000)	145,000	(3,000)	86,000	(1,017,000)
Conversion to equity					0	0
Fair value at the end of the period	$ 345,000	$ 111,000	$ 345,000	$ 111,000	$ 200,000	$ 3,000